Resource Credit Income Fund (the “Fund”)

Supplement dated January 13, 2017 to the
Class C, Class T, Class W, Class D and Class I Prospectuses
dated February 1, 2016, as supplemented September 9, 2016, October 26, 2016, and December 23, 2016, and the Class U Prospectus dated
February 1, 2016 as supplemented on February 16, 2016, September 9, 2016, October 26, 2016, and December 23, 2016 (collectively, the “Prospectuses”)

All Prospectuses

Effective immediately:

1. The following disclosure replaces those entitled “Closed-End Fund Structure” and “Repurchases of Shares” under the section entitled “PROSPECTUS SUMMARY” of each Prospectus; and any disclosures to the contrary should be disregarded:

Closed-End Fund Structure. Closed-end funds differ from open end management investment companies (commonly referred to as mutual funds) in that closed-end funds do not typically redeem their shares at the option of the shareholder. Rather, closed-end fund shares typically trade in the secondary market via a stock exchange. Unlike many closed-end funds, however, the Fund’s shares will not be listed on a stock exchange. Instead, the Fund will make quarterly repurchase offers to shareholders by offering to repurchase no less than 5% of the shares outstanding at NAV, which is discussed in more detail below. An investment in the Fund is suitable only for investors who can bear the risks associated with the quarterly repurchase offer and should be viewed as a long-term investment. The Fund, similar to a mutual fund, is subject to continuous asset in-flows, although not subject to the continuous out-flows.

Repurchases of Shares. The Fund is an interval fund and, as such, has adopted a fundamental policy to make quarterly repurchase offers, at NAV, of no less than 5% of the shares outstanding. There is no guarantee that shareholders will be able to sell all of the shares they desire in a quarterly repurchase offer because shareholders, in total, may wish to sell more than 5% of the Fund’s shares. Liquidity will be provided to shareholders only through the Fund’s quarterly repurchases. The Fund maintains liquid securities, cash or access to a bank line of credit in amounts sufficient to meet quarterly redemption requirements. See “Quarterly Repurchases of Shares.”

2. The following disclosure replace the 21st bullet point under “Summary of Risks” under the section entitled “PROSPECTUS SUMMARY” of each Prospectus; and any disclosures to the contrary should be disregarded:

•
The Fund’s shares are not listed on any securities exchange and are not publicly traded. There is currently no secondary market for the shares. Liquidity is provided to shareholders only through the Fund’s quarterly repurchase offers for no less than 5% of the shares outstanding at NAV.

3. The following disclosure replaces the first paragraph under the section entitled “Liquidity Risk” under the section entitled “RISK FACTORS” of each Prospectus; and any disclosures to the contrary should be disregarded:

Liquidity Risk. The Fund is a closed-end investment company structured as an “interval fund” and designed for long-term investors. Unlike many closed-end investment companies, the Fund’s shares are not listed on any securities exchange and are not publicly traded. There is currently no secondary market for the shares and the Fund expects that no secondary market will develop. Liquidity is provided to shareholders only through the Fund’s quarterly repurchase offers for no less than 5% of the shares outstanding at NAV. There is no guarantee that shareholders will be able to sell all of the shares they desire in a quarterly repurchase offer.

Class A Prospectus Only

Effective immediately:

1. The table and first footnote under “FUND EXPENSES” is revised to read as follows:

Shareholder Transaction Expenses	Class A
Maximum Sales Load(1) (as a percent of offering price)	5.75%
Early Withdrawal Charges on Shares Repurchased Within 365 Days of Purchase(2) (as a percent of original purchase price)	0.50%
Annual Expenses (as a percentage of net assets attributable to shares)
Management Fees	1.85%
Incentive Fees(3)	None
Acquired Fund Fees and Expenses(4)(5)	0.04%
Shareholder Servicing Expenses	0.25%
Distribution Fee	None
Other Expenses(6)	428.63%(7)
Total Annual Expenses	430.77%
Fee Waiver and Reimbursement(8)	(428.14)%
Total Annual Expenses (after fee waiver and reimbursement)	2.63%

1. The “maximum sales load” includes selling commissions and dealer manager fees of 5.00% and 0.75%, respectively, of the Fund’s public offering price per Class A share. In no event will the aggregate selling commissions exceed 5.75% of the gross offering proceeds received attributable to Class A shares.

2. The following disclosure replaces the three paragraphs that follow the fee table and footnotes:

The Fund Expenses Table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts on purchases of Class A shares if you and your family invest, or agree to invest in the future, at least $100,000 in the Fund. More information about these and other discounts is available from your financial professional and in “Purchasing Shares” starting on page 54 of this prospectus. More information about management fees, incentive fees, fee waivers and other expenses is available in “Management of the Fund” starting on page 41 of this prospectus.

The following example illustrates the hypothetical expenses that you would pay on a $1,000 investment assuming annual expenses attributable to shares remain unchanged and shares earn a 5% annual return:

Share Class	1 Year	3 Years	5 Years	10 Years
Class A Shares	$83	$1,095	$1,095	$1,095

The following example illustrates the hypothetical expenses that you would pay on a $1,000 investment assuming annual expenses attributable to shares remain unchanged, shares earn a 5% annual return and you redeemed your shares in full at the end of such period:

Share Class	1 Year	3 Years	5 Years	10 Years
Class A Shares	$88*	$1,095	$1,095	$1,095

*
If the Early Withdrawal Charge applies. See “Early Withdrawal Charge” under “Quarterly Repurchases of Shares.” If the Early Withdrawal Charge does not apply, the hypothetical expenses you would pay on $1,000 investment in Class A Shares would be $83, assuming annual expenses attributable to shares remain unchanged, shares earn a 5% annual return, and you redeemed your shares in full at the end of the 1 year period.

3. The following disclosure replaces that entitled “About the Dealer Manager”:

About the Dealer Manager. The dealer manager for this offering is Resource Securities, Inc. (“Resource Securities”), an affiliate of the Adviser. Resource Securities was formed in 2004 and registered as a broker-dealer with the SEC and FINRA in April 2005. Resource Securities receives compensation for certain sales, promotional and marketing services provided to the Fund in connection with the distribution of the Fund’s Class A shares. In its capacity as dealer manager of this offering, Resource Securities receives dealer manager fees of 0.75% of the Fund’s public offering price per Class A share.

4. The following disclosure replaces the chart and introductory paragraph on page 56 of the Class A Prospectus:

The price of the Class A shares during the Fund’s continuous offering will fluctuate over time with the net asset value of the Class A shares. Investors in Class A shares will pay a sales load based on the amount of their investment, which may range from 1.00% to 5.75%, as set forth in the table below. A reallowance will be made from the sales load paid by each investor as shown on the table below. There are no sales loads on reinvested distributions. The Fund reserves the right to waive broker commissions. The following sales loads apply to your purchases of Class A shares of the Fund:

Amount Invested	Broker Commission	Dealer Manager Fee	Total Sales Load as a % of Offering Price	Total Sales Load as a % of Amount Invested	Dealer Reallowance
Under $100,000	5.00%	0.75%	5.75%	6.10%	5.50%*
$100,000 to $249,999	4.00%	0.75%	4.75%	4.99%	4.50%*
$250,000 to $499,999	3.00%	0.75%	3.75%	3.90%	3.50%*
$500,000 to $999,999	2.00%	0.50%	2.50%	2.56%	2.25%**
$1,000,000 and above	1.00%	0.00%	1.00%	1.01%	1.00%

*	Dealer reallowance includes 0.50% from the dealer manager fee.
**	Dealer reallowance includes 0.25% from the dealer manager fee.

Class W Prospectus Only

Effective immediately:

1. The table under “FUND EXPENSES” is revised to read as follows:

Shareholder Transaction Expenses	Class W
Maximum Sales Load (as a percent of offering price)	None
Early Withdrawal Charges on Shares Repurchased Within 365 Days of Purchase (as a percent of original purchase price)	None
Annual Expenses (as a percentage of net assets attributable to shares)
Management Fees	1.85%
Incentive Fees(1)	None
Acquired Fund Fees and Expenses(2)(3)	0.04%
Shareholder Servicing Expenses	0.25%
Distribution Fee	None
Other Expenses(4)	428.63%(5)
Total Annual Expenses	430.77%
Fee Waiver and Reimbursement(6)	(428.14)%
Total Annual Expenses (after fee waiver and reimbursement)	2.63%

2. The following disclosure replaces the two paragraphs that follow the fee table and footnotes:

The Fund Expenses Table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. More information about management fees, incentive fees, fee waivers and other expenses is available in “Management of the Fund” starting on page 42 of this prospectus.

The following example illustrates the hypothetical expenses that you would pay on a $1,000 investment assuming annual expenses attributable to shares remain unchanged and shares earn a 5% annual return:

Share Class	1 Year	3 Years	5 Years	10 Years
Class W Shares	$27	$1,101	$1,101	$1,101

3. The following disclosure replaces the disclosure in the Class W Prospectus regarding the terms of the expense limitation agreement between the Fund and Resource Financial Fund Management, Inc., and all disclosures to the contrary should be disregarded:

The Adviser and the Fund have entered into an Expense Limitation Agreement under which the Adviser has agreed, until at least September 9, 2018, to waive its management fees (excluding any incentive fee) and to pay or absorb the ordinary annual operating expenses of the Fund (excluding interest, brokerage commissions, acquired fund fees and expenses and extraordinary expenses), to the extent that its management fees plus the Fund’s ordinary annual operating expenses exceed 2.59% per annum of the Fund's average daily net assets attributable to Class W shares. Such Expense Limitation Agreement may not be terminated by the Adviser, but it may be terminated by the Fund’s Board of Trustees, on 60 days written notice to the Adviser.

Any waiver or reimbursement by the Adviser is subject to repayment by the Fund within the three fiscal years following the fiscal year in which the expenses were incurred, if the Fund is able to make the repayment without exceeding its current expense limitation and the repayment is approved by the Board of Trustees.

4. The following disclosure is deleted from the Class W Prospectus:

About the Dealer Manager. The dealer manager for this offering is Resource Securities, Inc. (“Resource Securities”), an affiliate of the Adviser. Resource Securities was formed in 2004 and registered as a broker-dealer with the SEC and FINRA in April 2005. The Fund expects to reimburse organization and offering expenses in an amount up to 0.99% of the aggregate proceeds raised in the offering of Class W shares, after payment of selling commissions and dealer manager fees as applicable to those shares.

5. The following disclosure replaces that under “Purchase Terms”:

Class W shares are sold at the prevailing NAV per Class W share and are not subject to any upfront sales charge. The following are additional features should be taken into account when purchasing Class W shares:

•
a minimum initial investment of $2,500 for regular accounts and $1,000 for retirement plan accounts, and a minimum subsequent investment of (i) $100 under the Fund’s automatic investment program and (ii) $1,000 if not made pursuant to the automatic investment program; and

•	a monthly shareholder servicing fee at an annual rate of up to 0.25% of the average daily net assets of the Fund attributable to Class W shares.

Class C Prospectus Only

Effective immediately:

1. The table and footnotes under “FUND EXPENSES” are revised to read as follows:

Shareholder Transaction Expenses	Class C
Maximum Sales Load (as a percent of offering price)	None
Early Withdrawal Charges on Shares Repurchased Within 365 Days of Purchase (as a percent of original purchase price)	1.00%
Annual Expenses (as a percentage of net assets attributable to shares)
Management Fees	1.85%
Incentive Fees(1)	None
Acquired Fund Fees and Expenses(2)(3)	0.04%
Shareholder Servicing Expenses	0.25%
Distribution Fee	0.75%
Other Expenses(4)	428.63%(5)
Total Annual Expenses	431.52%
Fee Waiver and Reimbursement(6)	(428.14)%
Total Annual Expenses (after fee waiver and reimbursement)	3.38%

(1)
The incentive fee is based on the Fund’s performance and will not be paid unless the Fund achieves certain performance targets. The Fund expects the incentive fee the Fund pays to increase to the extent the Fund earns greater interest income through its investments. The incentive fee is calculated and payable quarterly in arrears based upon the Fund’s “pre-incentive fee net investment income” for the immediately preceding quarter and is subject to a hurdle rate, expressed as a rate of return of the Fund’s adjusted capital, equal to 2.25%, or an annualized hurdle rate of 9.0%, subject to a “catch-up” feature. See “Management of the Fund—Investment Adviser” for a full explanation of how the incentive fee is calculated. Because the example following this table assumes a 5.0% annual return, as required by the SEC, no incentive fee would be payable in the current fiscal year. Based on the Fund’s current business plan, the Fund anticipates that it may have investment income that could result in the payment of an incentive fee to the Adviser in the current fiscal year.

(2)
Acquired Fund Fees and Expenses are the indirect costs of investing in other investment companies. These indirect costs may include performance fees paid to the acquired fund’s advisor or its affiliates. It does not include brokerage or transaction costs incurred by the acquired funds. The operating expenses in this fee table will not correlate to the expense ratio in the Fund’s financial highlights because the financial statements include only the direct operating expenses incurred by the Fund. Therefore, amounts may not agree with the financial highlights due to the inclusions in this table of Acquired Fund Fees & Expenses and certain other adjustments.

(3)
Acquired Fund Fees and Expenses may include an incentive allocation or other fee based on income, capital gains and/or appreciation (a “performance fee”) payable to the advisor of an Acquired Fund. While the amount of such fees vary by Acquired Fund, performance fees, if charged, tend to be approximately 20% of the Acquired Fund’s profits. Acquired Funds’ fees and expenses are based on historic fees and expenses; and future Acquired Funds’ fees and expenses may be substantially higher or lower because certain fees are based on the performance of the Acquired Funds, which may fluctuate over time.

(4)
Other expenses include accounting, legal and auditing fees of the Fund, offering expenses, as well as the compensation of the Fund’s chief compliance officer and fees payable to the trustees who do not also serve in an executive officer capacity for the Fund or the Adviser. Offering expenses consist of costs incurred by the Adviser and its affiliates on the Fund’s behalf for legal, accounting, printing and other offering expenses, including costs associated with technology integration between the Fund’s systems and those of its broker-dealers, marketing expenses, salaries and direct expenses of the Adviser’s employees, employees of its affiliates and others while engaged in registering and marketing the shares, which include the development of marketing materials and marketing presentations and training and educational meetings and generally coordinating the marketing process for the Fund.

(5)
Based on estimated amounts the Fund expects to pay during the current fiscal year and does not include preferred pricing arrangements the Fund may receive from certain parties as newly-formed entities.

(6)
The Adviser and the Fund have entered into an Expense Limitation Agreement under which the Adviser has agreed contractually to waive its management fees (excluding any incentive fee) and to pay or absorb the ordinary annual operating expenses of the Fund (excluding interest, brokerage commissions, acquired fund fees and expenses and extraordinary expenses), to the extent that their management fees plus the Fund’s annual operating expenses exceed 3.34% per annum of the Fund’s average daily net assets attributable to Class C shares. If the Fund incurs expenses excluded from the Expense Limitation Agreement, the Fund’s expense ratio could exceed those amounts. In consideration of the Adviser’s agreement to limit the Fund’s expenses, the Fund has agreed to repay the Adviser in the amount of any fees waived and Fund expenses paid or absorbed, subject to the limitations that: (1) the reimbursement for fees and expenses will be made only if payable not more than three years from the end of the fiscal year in which they were incurred; and (2) the reimbursement may not be made if it would cause the Expense Limitation as of the time of waiver to be exceeded and repayment has not been approved by the Board of Trustees. The Expense Limitation Agreement will remain in effect until January 31, 2017, unless and until the Board approves its modification or termination. This agreement may be terminated only by the Fund’s Board of Trustees on 60 days written notice to the Adviser. See “Management of the Fund.”

2. The following disclosure replaces the three paragraphs that follow the fee table and footnotes:

The Fund Expenses Table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. More information about management fees, incentive fees, fee waivers and other expenses is available in “Management of the Fund” starting on page 42 of this prospectus.

The following example illustrates the hypothetical expenses that you would pay on a $1,000 investment assuming annual expenses attributable to shares remain unchanged and shares earn a 5% annual return:

Share Class	1 Year	3 Years	5 Years	10 Years
Class C Shares	$34	$1,001	$1,001	$1,001

The following example illustrates the hypothetical expenses that you would pay on a $1,000 investment assuming annual expenses attributable to shares remain unchanged, shares earn a 5% annual return and you redeemed your shares in full at the end of such period:

Share Class	1 Year	3 Years	5 Years	10 Years
Class C Shares	$44	$1,001	$1,001	$1,001

3. The following disclosure is deleted from the Class C Prospectus:

About the Dealer Manager. The dealer manager for this offering is Resource Securities, Inc. (“Resource Securities”), an affiliate of the Adviser. Resource Securities was formed in 2004 and registered as a broker-dealer with the SEC and FINRA in April 2005. Resource Securities receives compensation for certain sales, promotional and marketing services provided to the Fund in connection with the distribution of the Fund’s Class C shares. In its capacity as dealer manager of this offering, Resource Securities receives dealer manager fees of 1.50% of the Fund’s public offering price per Class C share. The Fund expects to reimburse organization and offering expenses in an amount up to 0.99% of the aggregate proceeds raised in the offering of Class C shares, after payment of selling commissions and dealer manager fees as applicable to those shares.

4. The following disclosure replaces that under “Purchase Terms”:

Class C shares are sold at the prevailing NAV per Class C share and are not subject to any upfront sales charge; however, the following are additional features that should be taken into account when purchasing Class C shares:

•
a minimum initial investment of $2,500 for regular accounts and $1,000 for retirement plan accounts, and a minimum subsequent investment of (i) $100 under the Fund’s automatic investment program and (ii) $1,000 if not made pursuant to the automatic investment program;

•	a monthly shareholder servicing fee at an annual rate of up to 0.25% of the average daily net assets of the Fund attributable to Class C shares;
•	a Distribution Fee which will accrue at an annual rate equal to 0.75% of the average daily net assets of the Fund attributable to Class C shares; and
•
an early withdrawal charge equal to 1.00% of the original purchase price of Class C shares repurchased by the Fund for repurchases of Class C shares during the 365 days following such shareholder’s initial purchase.

This Supplement, the Prospectuses and the Fund’s Statement of Additional Information provide relevant information for all shareholders and should be retained for future reference. These documents have been filed with the Securities and Exchange Commission and are incorporated herein by reference. These documents can be obtained without charge by calling toll-free 1-855-747-9559.